Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option rights
The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2015	2014	2013
Risk-free interest rate	1.37%	1.47%	1.37%
Expected life of option rights	5.05 years	5.10 years	5.10 years
Expected dividend yield of stock	1.13%	1.19%	1.32%
Expected volatility of stock	.245	.223	.281

Company's non-qualified and incentive stock option right activity for employees and nonemployee directors
A summary of the Company’s non-qualified and incentive stock option right activity is shown in the following table:

	2015			2014			2013
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	5,699,892	$117.31		6,484,592	$96.25		6,748,126	$79.39
Granted	697,423	241.84		672,565	224.65		898,728	179.67
Exercised	(1,133,287)	79.41		(1,421,045)	70.71		(1,127,942)	61.46
Forfeited	(43,632)	193.60		(31,617)	158.92		(33,278)	115.24
Expired	(890)	87.59		(4,603)	86.66		(1,042)	79.73
Outstanding end of year	5,219,506	$141.58	$616,866	5,699,892	$117.31	$830,647	6,484,592	$96.25	$563,554
Exercisable at end of year	3,807,351	$110.96	$565,934	4,095,246	$87.79	$717,691	4,424,674	$71.86	$492,689

Summary of the company's restricted stock activity
A summary of the Company’s restricted stock and RSU activity for the years ended December 31 is shown in the following table:

	2015	2014	2013
Outstanding at beginning of year	655,276	749,382	919,748
Granted	112,494	201,412	172,406
Vested	(290,901)	(294,438)	(334,750)
Forfeited	(9,125)	(1,080)	(8,022)
Outstanding at end of year	467,744	655,276	749,382